Schedule of Investments
(unaudited)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 4.0%
AeroVironment, Inc.
(a)
.................. 878 $ 160,718
Archer Aviation, Inc. , Class A
(a)
............ 9,043 46,752
ATI, Inc.
(a)
.......................... 3,124 454,417
BWX Technologies, Inc. ................ 3,371 689,336
Carpenter Technology Corp. ............. 1,931 761,104
Curtiss-Wright Corp. ................... 330 224,770
Ducommun, Inc.
(a)
.................... 669 81,618
Firefly Aerospace, Inc.
(a)
................ 1,335 38,007
FTAI Aviation Ltd. ..................... 2,134 522,830
Huntington Ingalls Industries, Inc. .......... 1,769 672,043
Kratos Defense & Security Solutions, Inc.
(a)
... 4,704 331,679
Leonardo DRS, Inc. ................... 4,031 179,460
Moog, Inc. , Class A ................... 1,201 351,461
Rocket Lab Corp.
(a)
................... 8,656 555,888
Textron, Inc. ........................ 2,363 206,904
V2X, Inc.
(a)
......................... 723 49,525
Woodward, Inc. ...................... 2,080 744,474
6,070,986
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. ............ 2,372 393,918
Forward Air Corp.
(a)
................... 2,141 35,776
GXO Logistics, Inc.
(a)
.................. 1,116 57,865
Hub Group, Inc. , Class A ................ 1,559 56,186
543,745
Automobile Components — 0.9%
Adient plc
(a)
......................... 4,649 93,956
BorgWarner, Inc. ..................... 13,234 718,077
Dana, Inc. .......................... 1,153 38,798
Dauch Corp.
(a)
....................... 3,049 18,081
Gentex Corp. ....................... 8,177 178,667
Mobileye Global, Inc. , Class A
(a)
........... 14,073 96,682
QuantumScape Corp. , Class A
(a) (b)
......... 18,716 119,408
Standard Motor Products, Inc. ............ 740 25,708
Visteon Corp. ....................... 401 36,535
1,325,912
Automobiles — 0.1%
Rivian Automotive, Inc. , Class A
(a)
.......... 10,891 163,910
Banks — 6.0%
Amalgamated Financial Corp. ............ 673 26,160
Ameris Bancorp ...................... 1,655 129,074
Associated Banc-Corp. ................. 6,707 173,443
Axos Financial, Inc.
(a)
.................. 1,178 100,236
Bank of Hawaii Corp. .................. 693 51,455
Bank7 Corp. ........................ 2,865 114,256
Bar Harbor Bankshares ................ 1,865 60,519
Capital City Bank Group, Inc. ............. 881 38,288
Cullen/Frost Bankers, Inc.
(b)
.............. 10,145 1,390,677
Customers Bancorp, Inc.
(a)
............... 1,468 101,894
East West Bancorp, Inc. ................ 2,521 269,142
First BanCorp ....................... 680 14,525
First Bank .......................... 3,035 48,560
First Hawaiian, Inc. ................... 16,289 401,361
First Horizon Corp. .................... 31,683 721,105
First Internet Bancorp .................. 4,126 84,088
FNB Corp. ......................... 14,132 236,287
Heritage Commerce Corp. ............... 12,998 162,215
HomeTrust Bancshares, Inc.
(b)
............ 2,780 118,567
Horizon Bancorp, Inc. .................. 18,356 304,159
Independent Bank Corp. ................ 29,046 967,232
Kearny Financial Corp. ................. 31,081 234,662
Live Oak Bancshares, Inc. ............... 4,648 153,709
Security
Shares
Shares Value
Banks (continued)
Metropolitan Bank Holding Corp. .......... 1,836 $ 152,921
Midland States Bancorp, Inc.
(b)
............ 9,496 211,856
Nicolet Bankshares, Inc. ................ 973 144,607
Northfield Bancorp, Inc. ................ 29,375 397,738
Old National Bancorp .................. 18,218 402,618
Orange County Bancorp, Inc. ............. 198 6,332
Park National Corp. ................... 323 52,794
Pinnacle Financial Partners, Inc. ........... 8,417 725,040
Popular, Inc. ........................ 1,112 149,197
Southern First Bancshares, Inc.
(a)
.......... 1,310 71,395
Southstate Bank Corp. ................. 582 53,847
UMB Financial Corp. .................. 1,060 119,557
United Community Banks, Inc. ............ 2,598 81,811
USCB Financial Holdings, Inc. , Class A ...... 7,382 136,862
Washington Trust Bancorp, Inc. ........... 1,168 39,081
Western Alliance Bancorp ............... 1,898 134,473
Western New England Bancorp, Inc. ........ 7,694 99,483
Zions Bancorp NA .................... 3,139 180,869
9,062,095
Beverages — 0.1%
(a)
Celsius Holdings, Inc. .................. 1,496 53,078
National Beverage Corp. ................ 3,531 118,818
171,896
Biotechnology — 6.0%
(a)
ACADIA Pharmaceuticals, Inc. ............ 10,410 231,727
ADMA Biologics, Inc. .................. 1,034 9,316
Agios Pharmaceuticals, Inc. .............. 1,846 62,450
Alkermes plc ........................ 8,583 303,495
Altimmune, Inc.
(b)
..................... 9,834 30,289
Apellis Pharmaceuticals, Inc. ............. 1,638 65,897
Arcus Biosciences, Inc. ................. 1,540 33,264
Ardelyx, Inc. ........................ 22,145 132,649
Arrowhead Pharmaceuticals, Inc. .......... 2,478 155,371
Atrium Therapeutics, Inc. ............... 74 989
Beam Therapeutics, Inc. ................ 1,060 25,260
BioCryst Pharmaceuticals, Inc. ............ 22,891 217,922
Biohaven Ltd. ....................... 4,123 34,881
BioMarin Pharmaceutical, Inc. ............ 1,064 60,105
Bridgebio Pharma, Inc. ................. 1,353 100,474
Caris Life Sciences, Inc. ................ 6,914 123,622
Catalyst Pharmaceuticals, Inc. ............ 9,755 241,534
Celldex Therapeutics, Inc. ............... 1,045 33,147
CRISPR Therapeutics AG ............... 300 14,271
Cytokinetics, Inc. ..................... 2,575 169,718
Day One Biopharmaceuticals, Inc. ......... 1,689 36,212
Dyne Therapeutics, Inc. ................ 780 14,141
Editas Medicine, Inc.
(b)
................. 17,575 43,410
Entrada Therapeutics, Inc. ............... 4,755 60,008
Exelixis, Inc. ........................ 8,574 367,739
Halozyme Therapeutics, Inc. ............. 728 47,051
Ideaya Biosciences, Inc. ................ 6,313 210,349
Insmed, Inc. ........................ 4,389 717,689
Intellia Therapeutics, Inc. ............... 6,521 83,599
Ionis Pharmaceuticals, Inc. .............. 5,484 411,794
Iovance Biotherapeutics, Inc. ............. 4,146 14,552
Ironwood Pharmaceuticals, Inc. , Class A ..... 6,955 24,412
Janux Therapeutics, Inc. ................ 7,133 99,149
Kura Oncology, Inc. ................... 14,054 114,259
Madrigal Pharmaceuticals, Inc. ............ 564 295,237
MannKind Corp. ..................... 22,267 54,554
MiMedx Group, Inc. ................... 24,889 98,312
Mirum Pharmaceuticals, Inc. ............. 926 85,544
Moderna, Inc. ....................... 1,068 54,254
MoonLake Immunotherapeutics ........... 996 18,565

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Natera, Inc. ......................... 679 $ 135,793
Neurocrine Biosciences, Inc. ............. 3,000 395,220
Praxis Precision Medicines, Inc. ........... 509 163,995
Prothena Corp. plc .................... 9,272 90,124
PTC Therapeutics, Inc. ................. 2,320 158,062
Recursion Pharmaceuticals, Inc. , Class A ..... 27,703 85,048
REGENXBIO, Inc. .................... 12,636 105,890
Revolution Medicines, Inc. ............... 3,686 358,464
Rhythm Pharmaceuticals, Inc. ............ 338 29,396
Rigel Pharmaceuticals, Inc. .............. 1,165 31,502
Roivant Sciences Ltd. .................. 3,863 107,005
Sarepta Therapeutics, Inc. ............... 9,224 200,714
Scholar Rock Holding Corp. .............. 481 23,646
SQZ Biotechnologies Co. ............... 601 14
Summit Therapeutics, Inc.
(b)
.............. 1,273 24,136
Syndax Pharmaceuticals, Inc. ............ 8,804 205,661
TG Therapeutics, Inc. .................. 7,984 265,228
Travere Therapeutics, Inc. ............... 1,319 39,188
Twist Bioscience Corp. ................. 976 46,380
Ultragenyx Pharmaceutical, Inc.
(b)
.......... 9,028 189,137
United Therapeutics Corp. ............... 1,190 705,646
Vanda Pharmaceuticals, Inc. ............. 16,115 111,355
Vera Therapeutics, Inc. , Class A ........... 832 33,471
Veracyte, Inc. ....................... 5,330 171,679
Verastem, Inc. ....................... 3,099 16,425
Vericel Corp. ........................ 547 17,597
Viking Therapeutics, Inc.
(b)
............... 7,228 235,199
Voyager Therapeutics, Inc. .............. 6,119 23,619
Xencor, Inc. ........................ 14,489 174,737
Zymeworks, Inc.
(b)
.................... 5,895 147,611
9,189,153
Broadline Retail — 0.7%
Dillard's, Inc. , Class A
(b)
................. 269 153,897
Etsy, Inc.
(a)
......................... 3,460 172,931
Kohl's Corp.
(b)
....................... 7,701 99,343
Macy's, Inc. ........................ 19,353 350,096
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 2,682 246,851
1,023,118
Building Products — 1.2%
AAON, Inc. ......................... 132 10,923
Advanced Drainage Systems, Inc. ......... 1,723 236,275
Allegion plc ......................... 2,716 394,608
AZZ, Inc. .......................... 169 21,147
Fortune Brands Innovations, Inc. .......... 2,143 83,513
Modine Manufacturing Co.
(a)
............. 753 163,183
Owens Corning
(b)
..................... 5,230 565,990
Resideo Technologies, Inc.
(a)
............. 1,237 41,699
UFP Industries, Inc. ................... 1,689 155,591
Zurn Elkay Water Solutions Corp. .......... 1,959 87,841
1,760,770
Capital Markets — 2.8%
BGC Group, Inc. , Class A ............... 2,330 22,787
Blue Owl Capital, Inc. , Class A ............ 7,366 67,252
Carlyle Group, Inc. (The) ................ 3,020 146,138
DigitalBridge Group, Inc. , Class A .......... 1,169 18,026
Evercore, Inc. , Class A ................. 927 276,719
FactSet Research Systems, Inc.
(b)
......... 929 201,584
Franklin Resources, Inc.
(b)
............... 18,049 426,317
Hamilton Lane, Inc. , Class A ............. 443 44,034
Houlihan Lokey, Inc. , Class A ............. 275 39,495
Interactive Brokers Group, Inc. , Class A ...... 4,890 327,972
Invesco Ltd. ........................ 4,416 107,265
Janus Henderson Group plc ............. 3,763 193,305
Security
Shares
Shares Value
Capital Markets (continued)
Jefferies Financial Group, Inc. ............ 9,520 $ 392,890
Marex Group plc ..................... 482 21,488
Miami International Holdings, Inc.
(a)
......... 358 13,933
Morningstar, Inc. ..................... 477 80,637
PJT Partners, Inc. , Class A .............. 339 47,365
SEI Investments Co.
(b)
................. 8,528 669,192
Silvercrest Asset Management Group, Inc. , Class
A ............................. 933 12,539
StepStone Group, Inc. , Class A ........... 4,512 215,313
StoneX Group, Inc.
(a)
.................. 2,866 231,143
TPG, Inc. , Class A .................... 923 37,391
Virtu Financial, Inc. , Class A .............. 9,672 425,375
Webull Corp.
(a)
....................... 7,681 36,869
XP, Inc. , Class A ..................... 13,817 263,076
4,318,105
Chemicals — 1.9%
AdvanSix, Inc. ....................... 2,775 67,710
Albemarle Corp. ..................... 2,645 474,857
Balchem Corp. ...................... 179 30,337
Celanese Corp. ...................... 3,583 235,654
Eastman Chemical Co. ................. 204 15,569
Element Solutions, Inc. ................. 4,738 161,755
FMC Corp. ......................... 11,736 202,094
Huntsman Corp. ..................... 41,577 553,390
Innospec, Inc. ....................... 2,410 175,978
Mativ Holdings, Inc. ................... 12,347 107,419
Mosaic Co. (The) ..................... 14,043 358,096
NewMarket Corp. ..................... 288 184,594
Olin Corp. .......................... 7,382 219,467
Solstice Advanced Materials, Inc. .......... 410 31,226
2,818,146
Commercial Services & Supplies — 0.4%
ACV Auctions, Inc. , Class A
(a)
............. 7,963 33,763
Brink's Co. (The)
(b)
.................... 600 62,178
Clean Harbors, Inc.
(a)
.................. 961 275,548
GEO Group, Inc. (The)
(a)
................ 5,382 90,471
Tetra Tech, Inc. ...................... 6,702 201,864
663,824
Communications Equipment — 2.9%
(a)
ADTRAN Holdings, Inc. ................ 2,171 27,311
Applied Optoelectronics, Inc. ............. 2,336 197,602
Calix, Inc. .......................... 7,291 357,186
Ciena Corp. ........................ 3,767 1,462,462
Extreme Networks, Inc. ................. 5,818 87,735
F5, Inc. ........................... 728 210,632
Harmonic, Inc. ....................... 24,317 218,367
Lumentum Holdings, Inc. ................ 2,048 1,439,253
NETGEAR, Inc. ...................... 4,922 107,497
Viasat, Inc. ......................... 2,947 134,973
Viavi Solutions, Inc. ................... 2,804 93,317
Vistance Networks, Inc. ................. 7,866 143,161
4,479,496
Construction & Engineering — 4.0%
AECOM ........................... 4,384 371,851
API Group Corp.
(a)
.................... 2,816 114,104
Argan, Inc. ......................... 133 72,438
Centuri Holdings, Inc.
(a)
................. 2,826 82,547
Comfort Systems USA, Inc. .............. 1,344 1,853,363
Construction Partners, Inc. , Class A
(a)
....... 1,155 128,344
Dycom Industries, Inc.
(a)
................ 1,641 556,004
EMCOR Group, Inc. ................... 1,489 1,099,344
Everus Construction Group, Inc.
(a)
.......... 1,108 130,810
Fluor Corp.
(a)
........................ 10,203 475,970

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
MasTec, Inc.
(a) (b)
...................... 2,666 $ 857,759
Sterling Infrastructure, Inc.
(a)
............. 86 35,025
Tutor Perini Corp. .................... 4,455 343,881
WillScot Holdings Corp. , Class A .......... 1,105 19,183
6,140,623
Construction Materials — 0.1%
Eagle Materials, Inc. ................... 791 149,855
Knife River Corp.
(a)
.................... 777 63,442
213,297
Consumer Finance — 2.0%
Ally Financial, Inc. .................... 13,991 548,867
Encore Capital Group, Inc.
(a)
............. 2,222 155,807
Enova International, Inc.
(a)
............... 3,516 477,578
EZCORP, Inc. , Class A
(a)
................ 6,718 170,503
LendingTree, Inc.
(a)
.................... 846 36,276
Navient Corp. ....................... 8,656 70,806
OneMain Holdings, Inc. ................. 12,923 691,251
Oportun Financial Corp.
(a)
............... 10,583 48,788
PRA Group, Inc.
(a)
.................... 9,430 165,025
SoFi Technologies, Inc.
(a) (b)
.............. 33,434 530,932
Upstart Holdings, Inc.
(a) (b)
................ 6,221 159,569
3,055,402
Consumer Staples Distribution & Retail — 3.1%
Albertsons Cos., Inc. , Class A ............ 13,199 224,911
Andersons, Inc. (The) .................. 2,157 154,830
BJ's Wholesale Club Holdings, Inc.
(a)
........ 7,706 758,425
Casey's General Stores, Inc. ............. 1,454 1,058,308
Chefs' Warehouse, Inc. (The)
(a)
........... 2,321 137,983
Maplebear, Inc.
(a)
..................... 6,714 251,506
Performance Food Group Co.
(a)
........... 8,862 759,119
PriceSmart, Inc. ...................... 1,454 218,827
Sprouts Farmers Market, Inc.
(a)
............ 6,495 500,959
United Natural Foods, Inc.
(a)
.............. 6,413 288,970
US Foods Holding Corp.
(a)
............... 3,038 280,134
4,633,972
Containers & Packaging — 0.9%
Crown Holdings, Inc. .................. 6,745 676,187
Graphic Packaging Holding Co. ........... 16,399 163,006
Packaging Corp. of America
(b)
............ 2,410 511,450
1,350,643
Distributors — 0.4%
Gold.com, Inc. ....................... 1,282 51,383
LKQ Corp.
(b)
........................ 15,168 445,484
Pool Corp. ......................... 489 98,939
595,806
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.
(a)
...... 2,591 212,799
Coursera, Inc.
(a) (b)
..................... 11,728 68,257
Covista, Inc.
(a)
....................... 167 19,247
Duolingo, Inc. , Class A
(a)
................ 1,598 157,515
Frontdoor, Inc.
(a)
...................... 1,492 78,867
Grand Canyon Education, Inc.
(a)
........... 862 146,566
H&R Block, Inc. ...................... 1,919 60,909
Laureate Education, Inc.
(a)
............... 8,187 285,235
Perdoceo Education Corp. ............... 719 26,754
Strategic Education, Inc. ................ 1,392 115,480
1,171,629
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 3,514 106,685
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc. , Class A
(a)
.......... 2,889 $ 239,411
GCI Liberty, Inc. , Class A
(a)
.............. 84 3,095
IDT Corp. , Class B .................... 1,016 49,886
Iridium Communications, Inc. ............. 2,106 58,420
Liberty Global Ltd. , Class A
(a)
............. 5,483 66,290
Lumen Technologies, Inc.
(a)
.............. 22,601 157,077
574,179
Electric Utilities — 0.4%
NRG Energy, Inc. ..................... 133 19,436
Portland General Electric Co. ............. 11,923 629,177
648,613
Electrical Equipment — 2.5%
Acuity, Inc. ......................... 1,236 346,352
American Superconductor Corp.
(a)
......... 758 25,658
Bloom Energy Corp. , Class A
(a)
............ 5,316 720,265
EnerSys ........................... 4,103 712,773
Enovix Corp.
(a) (b)
...................... 1,941 10,055
Eos Energy Enterprises, Inc. , Class A
(a) (b)
..... 5,994 29,730
Fluence Energy, Inc. , Class A
(a)
........... 1,149 15,810
Forgent Power Solutions, Inc.
(a)
........... 9,913 290,154
Generac Holdings, Inc.
(a)
................ 1,635 319,365
Nextpower, Inc. , Class A
(a)
............... 3,186 384,072
NuScale Power Corp. , Class A
(a)
........... 5,917 64,140
nVent Electric plc ..................... 1,840 217,635
Regal Rexnord Corp.
(b)
................. 2,281 427,140
Shoals Technologies Group, Inc. , Class A
(a)
... 1,974 12,989
Sunrun, Inc.
(a)
....................... 5,372 72,844
Vicor Corp.
(a)
........................ 844 135,884
3,784,866
Electronic Equipment, Instruments & Components — 4.1%
Advanced Energy Industries, Inc. .......... 2,440 787,412
Avnet, Inc. ......................... 4,482 276,181
Cognex Corp. ....................... 8,192 401,326
Coherent Corp.
(a)
..................... 4,592 1,093,860
Crane NXT Co. ...................... 1,433 58,166
Fabrinet
(a) (b)
......................... 960 500,659
Flex Ltd.
(a)
.......................... 13,321 871,993
Insight Enterprises, Inc.
(a)
............... 815 54,613
IPG Photonics Corp.
(a)
................. 2,283 261,609
Jabil, Inc. .......................... 1,365 362,585
Littelfuse, Inc. ....................... 455 154,404
Methode Electronics, Inc. ............... 19,680 108,634
nLight, Inc.
(a)
........................ 1,020 58,160
OSI Systems, Inc.
(a)
................... 140 37,171
Ouster, Inc.
(a)
........................ 3,292 60,474
PC Connection, Inc. ................... 2,180 127,443
Plexus Corp.
(a)
....................... 565 114,435
Sanmina Corp.
(a)
..................... 1,998 259,021
TD SYNNEX Corp. .................... 1,404 236,869
TTM Technologies, Inc.
(a)
................ 4,385 427,187
Vontier Corp. ........................ 505 17,912
6,270,114
Energy Equipment & Services — 2.3%
Archrock, Inc. ....................... 11,561 402,323
Borr Drilling Ltd.
(a)
.................... 2,577 14,869
Helmerich & Payne, Inc. ................ 512 18,447
Liberty Energy, Inc. , Class A ............. 4,680 134,784
Nabors Industries Ltd.
(a)
................ 559 48,108
NOV, Inc.
(b)
......................... 12,185 229,200
Oceaneering International, Inc.
(a)
.......... 12,607 447,170
Patterson-UTI Energy, Inc. .............. 47,844 518,150
ProPetro Holding Corp.
(a)
................ 4,055 58,433
TechnipFMC plc ...................... 7,695 531,955

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Tidewater, Inc.
(a)
..................... 1,628 $ 136,019
Transocean Ltd.
(a)
.................... 57,363 380,317
Valaris Ltd.
(a)
........................ 1,023 100,295
Weatherford International plc ............. 4,651 439,892
3,459,962
Entertainment — 0.4%
Cinemark Holdings, Inc. ................ 2,276 64,912
Gaia, Inc. , Class A
(a) (b)
.................. 1,508 4,177
Roku, Inc. , Class A
(a)
.................. 5,554 525,519
594,608
Financial Services — 0.7%
Affirm Holdings, Inc. , Class A
(a)
............ 7,477 342,596
Euronet Worldwide, Inc.
(a)
............... 297 19,712
NMI Holdings, Inc. , Class A
(a)
............. 7,266 272,548
Remitly Global, Inc.
(a)
.................. 10,893 170,693
Velocity Financial, Inc.
(a)
................ 6,825 123,464
Voya Financial, Inc. ................... 2,215 151,329
1,080,342
Food Products — 0.1%
Cal-Maine Foods, Inc. .................. 700 55,405
Darling Ingredients, Inc.
(a)
............... 688 42,553
Smithfield Foods, Inc. .................. 868 24,278
122,236
Gas Utilities — 1.6%
Brookfield Infrastructure Corp. , Class A ...... 3,069 121,287
National Fuel Gas Co. ................. 200 18,792
New Jersey Resources Corp. ............. 22,693 1,246,299
ONE Gas, Inc. ....................... 5,798 499,382
Southwest Gas Holdings, Inc.
(b)
........... 6,059 526,527
2,412,287
Ground Transportation — 0.8%
Covenant Logistics Group, Inc. , Class A ...... 3,715 100,862
Knight-Swift Transportation Holdings, Inc. .... 1,466 84,412
Lyft, Inc. , Class A
(a)
.................... 15,334 203,942
Ryder System, Inc. .................... 1,131 231,527
Saia, Inc.
(a)
......................... 212 74,472
XPO, Inc.
(a)
......................... 2,323 451,940
1,147,155
Health Care Equipment & Supplies — 1.0%
Accuray, Inc.
(a)
....................... 14,060 5,457
DENTSPLY SIRONA, Inc. ............... 9,354 108,506
Enovis Corp.
(a)
....................... 8,626 196,242
Glaukos Corp.
(a)
...................... 1,776 191,204
Inmode Ltd.
(a)
....................... 3,095 42,340
Inspire Medical Systems, Inc.
(a)
........... 945 48,743
iRadimed Corp. ...................... 2,416 232,564
iRhythm Holdings, Inc.
(a)
................ 1,140 134,543
Masimo Corp.
(a)
...................... 300 53,361
NeuroPace, Inc.
(a)
.................... 6,983 91,826
Novocure Ltd.
(a)
...................... 12,579 137,111
Penumbra, Inc.
(a)
..................... 314 103,108
RxSight, Inc.
(a)
....................... 4,365 26,888
TransMedics Group, Inc.
(a)
............... 680 67,599
Varex Imaging Corp.
(a)
................. 1,632 17,316
1,456,808
Health Care Providers & Services — 2.9%
Addus HomeCare Corp.
(a)
............... 2,438 228,319
Aveanna Healthcare Holdings, Inc.
(a)
........ 7,384 47,553
BrightSpring Health Services, Inc.
(a) (b)
....... 1,867 79,553
Castle Biosciences, Inc.
(a) (b)
.............. 2,207 54,182
Chemed Corp. ....................... 260 98,212
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Clover Health Investments Corp. , Class A
(a)
... 11,693 $ 20,580
CorVel Corp.
(a)
....................... 317 17,324
Cross Country Healthcare, Inc.
(a)
.......... 801 7,529
Encompass Health Corp.
(b)
.............. 9,022 872,698
Ensign Group, Inc. (The) ................ 2,092 421,538
Fulgent Genetics, Inc.
(a)
................ 1,690 26,871
Guardant Health, Inc.
(a)
................. 2,453 226,584
Henry Schein, Inc.
(a) (b)
.................. 5,767 425,028
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 6,474 134,400
Hinge Health, Inc. , Class A
(a)
............. 3,483 134,305
LifeStance Health Group, Inc.
(a)
........... 37,171 236,779
PACS Group, Inc.
(a)
................... 2,403 77,184
Privia Health Group, Inc.
(a)
............... 9,551 196,464
RadNet, Inc.
(a)
....................... 1,224 68,409
Select Medical Holdings Corp. ............ 2,312 37,663
Tenet Healthcare Corp.
(a)
................ 2,710 511,404
Universal Health Services, Inc. , Class B ..... 1,908 341,475
Viemed Healthcare, Inc.
(a)
............... 18,354 169,040
4,433,094
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 2,596 120,506
Janus Living, Inc.
(a)
.................... 2,400 56,568
Omega Healthcare Investors, Inc. .......... 6,055 265,330
442,404
Health Care Technology — 0.2%
(a)
Doximity, Inc. , Class A ................. 6,410 149,353
Health Catalyst, Inc.
(b)
.................. 8,553 10,862
Phreesia, Inc. ....................... 8,820 73,912
Schrodinger, Inc. ..................... 9,108 103,467
337,594
Hotel & Resort REITs — 0.7%
DiamondRock Hospitality Co. ............. 16,885 158,213
Host Hotels & Resorts, Inc. .............. 46,501 890,959
RLJ Lodging Trust .................... 4,548 33,746
1,082,918
Hotels, Restaurants & Leisure — 1.5%
Aramark ........................... 17,929 726,842
Brinker International, Inc.
(a)
.............. 500 71,385
Churchill Downs, Inc. .................. 805 72,313
Dutch Bros, Inc. , Class A
(a)
.............. 4,958 251,172
Monarch Casino & Resort, Inc. ............ 216 20,650
Norwegian Cruise Line Holdings Ltd.
(a)
....... 9,038 169,011
Planet Fitness, Inc. , Class A
(a)
............ 1,696 126,148
Rush Street Interactive, Inc. , Class A
(a)
...... 4,317 93,895
Travel + Leisure Co. ................... 8,116 561,546
Wingstop, Inc. ....................... 156 24,175
Wynn Resorts Ltd.
(b)
................... 1,018 103,378
2,220,515
Household Durables — 0.9%
Century Communities, Inc.
(b)
............. 1,357 77,865
Champion Homes, Inc.
(a)
................ 762 56,670
Green Brick Partners, Inc.
(a)
.............. 648 41,764
Installed Building Products, Inc. ........... 589 156,173
KB Home .......................... 1,738 89,941
Leggett & Platt, Inc. ................... 6,524 64,457
LGI Homes, Inc.
(a)
.................... 932 36,842
M/I Homes, Inc.
(a)
..................... 2,336 286,043
Newell Brands, Inc. ................... 50,437 172,999
Somnigroup International, Inc. ............ 1,149 84,934
Toll Brothers, Inc. ..................... 1,565 213,576

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
TopBuild Corp.
(a)
..................... 256 $ 89,933
1,371,197
Household Products — 0.1%
Central Garden & Pet Co. , Class A
(a)
........ 4,059 131,593
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ..................... 17,469 246,138
Talen Energy Corp.
(a)
.................. 681 217,396
463,534
Industrial Conglomerates — 0.3%
Brookfield Business Corp. ............... 14,432 456,628
Industrial REITs — 0.6%
Americold Realty Trust, Inc. .............. 8,147 93,365
EastGroup Properties, Inc. .............. 348 64,411
First Industrial Realty Trust, Inc.
(b)
.......... 12,376 715,952
873,728
Insurance — 3.2%
AMERISAFE, Inc. .................... 6,822 227,377
Assurant, Inc. ....................... 1,152 250,917
Assured Guaranty Ltd. ................. 5,188 422,718
Axis Capital Holdings Ltd. ............... 1,418 143,799
CNO Financial Group, Inc. ............... 407 16,712
Donegal Group, Inc. , Class A ............. 3,323 57,089
eHealth, Inc.
(a)
....................... 10,836 13,979
F&G Annuities & Life, Inc. ............... 7,372 186,659
Genworth Financial, Inc. , Class A
(a)
......... 2,028 16,467
Globe Life, Inc. ...................... 1,303 181,339
Hanover Insurance Group, Inc. (The) ....... 2,579 447,070
Kinsale Capital Group, Inc. .............. 392 133,931
Lemonade, Inc.
(a)
..................... 1,880 117,838
Mercury General Corp. ................. 2,065 182,030
NI Holdings, Inc.
(a)
.................... 9,875 127,289
Octave Specialty Group, Inc.
(a)
............ 2,442 11,355
Oscar Health, Inc. , Class A
(a)
............. 6,385 73,236
Palomar Holdings, Inc.
(a)
................ 2,864 342,248
Reinsurance Group of America, Inc. ........ 4,875 995,280
RenaissanceRe Holdings Ltd. ............ 765 227,381
Root, Inc. , Class A
(a)
................... 524 23,145
Ryan Specialty Holdings, Inc. , Class A ....... 391 13,192
Skyward Specialty Insurance Group, Inc.
(a)
.... 2,831 123,658
Stewart Information Services Corp. ......... 6,510 400,886
Tiptree, Inc. ........................ 664 11,235
Universal Insurance Holdings, Inc. ......... 1,526 52,128
4,798,958
Interactive Media & Services — 0.3%
EverQuote, Inc. , Class A
(a)
............... 7,461 115,049
QuinStreet, Inc.
(a)
..................... 11,472 137,779
Shutterstock, Inc. ..................... 1,568 26,044
Taboola.com Ltd.
(a)
.................... 34,088 105,673
Yelp, Inc.
(a)
......................... 1,203 29,762
ZipRecruiter, Inc. , Class A
(a)
.............. 35,883 66,025
480,332
IT Services — 0.3%
(a)
Applied Digital Corp.
(b)
................. 4,200 99,708
EPAM Systems, Inc. ................... 487 65,940
Fastly, Inc. , Class A ................... 2,711 78,782
Globant SA ......................... 4,425 204,037
Grid Dynamics Holdings, Inc. , Class A ....... 2,142 12,209
460,676
Security
Shares
Shares Value
Leisure Products — 0.4%
Brunswick Corp. ..................... 1,906 $ 138,681
Hasbro, Inc. ........................ 3,927 367,567
Peloton Interactive, Inc. , Class A
(a)
......... 16,316 69,996
Polaris, Inc. ......................... 591 32,209
608,453
Life Sciences Tools & Services — 0.5%
Adaptive Biotechnologies Corp.
(a)
.......... 1,562 21,680
Avantor, Inc.
(a)
....................... 4,608 36,127
Bio-Techne Corp.
(b)
.................... 961 50,222
Charles River Laboratories International, Inc.
(a)
. 392 67,620
Medpace Holdings, Inc.
(a)
............... 215 103,241
QIAGEN NV ........................ 4,622 185,065
Repligen Corp.
(a)
..................... 256 30,162
Tempus AI, Inc. , Class A
(a) (b)
.............. 4,320 195,350
689,467
Machinery — 4.4%
Aebi Schmidt Holding AG ............... 7,247 70,368
Astec Industries, Inc. .................. 1 54
Atmus Filtration Technologies, Inc. ......... 4,998 283,737
Chart Industries, Inc.
(a)
................. 443 91,590
Crane Co. .......................... 999 170,829
Donaldson Co., Inc. ................... 7,027 596,382
Energy Recovery, Inc.
(a)
................ 3,633 36,584
ESCO Technologies, Inc. ............... 788 221,720
Federal Signal Corp. .................. 810 87,593
Flowserve Corp. ..................... 3,693 271,472
Franklin Electric Co., Inc. ............... 2,936 270,611
Greenbrier Cos., Inc. (The) .............. 2,173 114,409
ITT, Inc. ........................... 5,648 1,076,113
Kennametal, Inc. ..................... 2,472 89,313
Lincoln Electric Holdings, Inc. ............ 2,169 540,255
Mueller Industries, Inc. ................. 5,433 601,976
Oshkosh Corp. ...................... 354 52,112
Pentair plc
(b)
........................ 6,172 537,643
RBC Bearings, Inc.
(a)
.................. 1,624 882,027
SPX Technologies, Inc.
(a)
................ 1,091 218,135
Stanley Black & Decker, Inc. ............. 3,057 217,230
Toro Co. (The) ....................... 252 23,547
Trinity Industries, Inc. .................. 2,188 70,410
Worthington Enterprises, Inc. ............. 2,148 111,997
6,636,107
Marine Transportation — 0.7%
Costamare, Inc. ...................... 4,753 80,326
Genco Shipping & Trading Ltd. ............ 3,336 75,227
Kirby Corp.
(a)
........................ 4,394 583,875
Matson, Inc. ........................ 2,190 359,028
1,098,456
Media — 1.3%
DoubleVerify Holdings, Inc.
(a)
............. 6,367 60,486
EchoStar Corp. , Class A
(a)
............... 3,646 426,837
Magnite, Inc.
(a)
....................... 6,009 71,387
MNTN, Inc. , Class A
(a)
.................. 1,734 15,259
New York Times Co. (The) , Class A
(b)
....... 4,497 376,534
News Corp. , Class A ................... 18,028 449,438
News Corp. , Class B
(b)
................. 5,420 154,524
Paramount Skydance Corp. , Class B
(b)
...... 2,236 20,169
Sirius XM Holdings, Inc. ................ 7,563 174,554
Versant Media Group, Inc.
(a)
.............. 6,136 227,155
1,976,343
Metals & Mining — 2.9%
Alcoa Corp. ......................... 8,009 531,237
Alpha Metallurgical Resources, Inc.
(a)
....... 1,359 278,962

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Century Aluminum Co.
(a)
................ 2,850 $ 167,267
Cleveland-Cliffs, Inc.
(a)
................. 31,299 264,477
Coeur Mining, Inc.
(a)
................... 15,440 289,809
Commercial Metals Co. ................. 508 31,206
Constellium SE , Class A
(a)
............... 14,349 352,698
Elevra Lithium Ltd. , ADR
(a)
............... 539 31,747
Hecla Mining Co. ..................... 12,771 237,924
Kaiser Aluminum Corp. ................. 2,293 276,329
Materion Corp. ...................... 1,009 145,952
MP Materials Corp. , Class A
(a) (b)
........... 2,757 133,053
Ramaco Resources, Inc. , Class A
(a) (b)
....... 4,506 69,663
Ramaco Resources, Inc. , Class B .......... 32 326
Reliance, Inc.
(b)
...................... 3,186 968,289
Royal Gold, Inc. ...................... 1,814 461,645
Ryerson Holding Corp. ................. 1,986 44,645
Warrior Met Coal, Inc. .................. 1,646 153,325
4,438,554
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc. .......... 1,423 30,096
Multi-Utilities — 1.0%
Avista Corp. ........................ 21,031 844,184
Black Hills Corp. ..................... 2,534 175,885
NiSource, Inc.
(b)
...................... 10,765 502,295
Northwestern Energy Group, Inc. .......... 813 53,609
1,575,973
Office REITs — 0.1%
Brandywine Realty Trust ................ 3,994 10,824
SL Green Realty Corp.
(b)
................ 3,847 142,108
Vornado Realty Trust .................. 2,815 73,162
226,094
Oil, Gas & Consumable Fuels — 3.5%
Antero Resources Corp.
(a)
............... 7,035 298,566
Ardmore Shipping Corp. ................ 7,689 117,257
California Resources Corp. .............. 1,037 71,781
Centrus Energy Corp. , Class A
(a) (b)
......... 225 39,058
Chord Energy Corp. ................... 5,459 776,161
CNX Resources Corp.
(a)
................ 2,353 90,708
Crescent Energy, Inc. , Class A
(b)
........... 3,591 48,479
CVR Energy, Inc.
(a)
.................... 2,209 74,333
Delek US Holdings, Inc. ................ 2,120 95,548
DHT Holdings, Inc. .................... 8,838 161,470
Energy Fuels, Inc.
(a)
................... 2,425 44,256
EQT Corp. ......................... 3,405 216,694
Golar LNG Ltd. ...................... 1,310 70,884
Green Plains, Inc.
(a)
................... 1,291 21,237
HF Sinclair Corp. ..................... 7,957 496,437
International Seaways, Inc. .............. 1,316 95,910
Magnolia Oil & Gas Corp. , Class A ......... 13,111 413,914
Matador Resources Co. ................ 5,343 337,571
Murphy Oil Corp. ..................... 5,007 206,539
Northern Oil & Gas, Inc. ................ 1,778 51,971
Ovintiv, Inc. ......................... 7,495 444,903
Par Pacific Holdings, Inc.
(a)
.............. 2,552 159,857
PBF Energy, Inc. , Class A ............... 2,377 113,193
Plains GP Holdings LP , Class A
(a)
.......... 5,721 138,906
Range Resources Corp. ................ 1,473 66,550
Scorpio Tankers, Inc. .................. 3,809 284,380
SM Energy Co. ...................... 11,630 362,623
Uranium Energy Corp.
(a)
................ 6,603 89,141
5,388,327
Security
Shares
Shares Value
Paper & Forest Products — 0.2%
Clearwater Paper Corp.
(a)
............... 2,369 $ 34,066
Sylvamo Corp. ...................... 4,864 205,456
239,522
Passenger Airlines — 0.7%
(a)
Alaska Air Group, Inc. .................. 12,015 441,912
American Airlines Group, Inc. ............. 4,186 44,957
Joby Aviation, Inc. , Class A .............. 15,459 127,691
SkyWest, Inc. ....................... 5,272 484,128
1,098,688
Pharmaceuticals — 0.4%
(a)
Arvinas, Inc. ........................ 4,297 45,548
Atea Pharmaceuticals, Inc. .............. 14,243 76,627
Corcept Therapeutics, Inc. ............... 1,786 71,994
Fulcrum Therapeutics, Inc. .............. 1,812 13,898
Harmony Biosciences Holdings, Inc. ........ 3,882 108,735
Jazz Pharmaceuticals plc ............... 938 177,329
Nuvation Bio, Inc. , Class A ............... 4,143 17,773
Ocular Therapeutix, Inc. ................ 4,083 34,583
Theravance Biopharma, Inc. ............. 1,157 18,778
WaVe Life Sciences Ltd. ................ 4,530 32,843
598,108
Professional Services — 1.3%
CACI International, Inc. , Class A
(a)
......... 439 238,759
ExlService Holdings, Inc.
(a)
.............. 19,515 594,232
Genpact Ltd. ........................ 2,852 106,237
IBEX Holdings Ltd.
(a)
................... 6,017 161,376
KBR, Inc. .......................... 12,987 478,701
ManpowerGroup, Inc. .................. 2,863 84,344
Planet Labs PBC , Class A
(a)
.............. 4,315 120,604
RCM Technologies, Inc.
(a) (b)
.............. 1,774 33,954
Willdan Group, Inc.
(a)
.................. 1,523 116,601
1,934,808
Real Estate Management & Development — 0.3%
Compass, Inc. , Class A
(a)
................ 6,488 47,427
Jones Lang LaSalle, Inc.
(a)
............... 618 188,070
Kennedy-Wilson Holdings, Inc. ............ 6,835 73,955
Newmark Group, Inc. , Class A ............ 2,735 40,998
Opendoor Technologies, Inc. , Class A
(a)
...... 3,285 15,374
Zillow Group, Inc. , Class A
(a)
............. 1,043 43,170
Zillow Group, Inc. , Class C
(a)
............. 2,270 93,932
502,926
Residential REITs — 0.0%
Veris Residential, Inc. .................. 1,624 30,645
Retail REITs — 1.8%
Agree Realty Corp.
(b)
.................. 13,824 1,042,053
FrontView REIT, Inc. ................... 3,107 48,065
Kimco Realty Corp. ................... 24,080 541,078
NNN REIT, Inc. ...................... 18,678 785,036
Regency Centers Corp. ................ 5,021 379,889
2,796,121
Semiconductors & Semiconductor Equipment — 3.6%
ACM Research, Inc. , Class A
(a)
............ 659 25,932
Allegro MicroSystems, Inc.
(a)
............. 880 27,746
Ambarella, Inc.
(a)
..................... 3,456 177,898
Amkor Technology, Inc. ................. 7,432 334,663
Astera Labs, Inc.
(a)
.................... 3,324 364,310
Axcelis Technologies, Inc.
(a)
.............. 1,044 97,176
Cirrus Logic, Inc.
(a)
.................... 2,145 310,210
Credo Technology Group Holding Ltd.
(a)
...... 5,362 503,331
FormFactor, Inc.
(a)
.................... 3,104 301,057
Impinj, Inc.
(a)
........................ 492 50,528

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Kulicke & Soffa Industries, Inc. ............ 3,125 $ 205,375
Lattice Semiconductor Corp.
(a)
............ 3,000 278,280
MACOM Technology Solutions Holdings, Inc.
(a)
. 871 193,423
MaxLinear, Inc.
(a)
..................... 6,726 116,965
MKS, Inc. .......................... 1,483 340,808
Navitas Semiconductor Corp.
(a)
........... 1,653 14,497
Onto Innovation, Inc.
(a)
................. 1,833 375,893
Photronics, Inc.
(a)
..................... 3,891 157,235
Qorvo, Inc.
(a)
........................ 2,696 208,670
Rambus, Inc.
(a)
...................... 3,702 318,483
Semtech Corp.
(a)
..................... 1,494 114,874
Silicon Laboratories, Inc.
(a)
............... 910 189,417
SiTime Corp.
(a)
....................... 600 207,210
Skyworks Solutions, Inc.
(b)
............... 9,449 505,994
5,419,975
Software — 3.3%
ACI Worldwide, Inc.
(a)
.................. 3,492 143,207
Alarm.com Holdings, Inc.
(a)
.............. 7,991 345,131
Amplitude, Inc. , Class A
(a)
............... 18,106 123,483
Asana, Inc. , Class A
(a)
.................. 5,102 32,653
Aurora Innovation, Inc. , Class A
(a) (b)
......... 39,536 162,888
Box, Inc. , Class A
(a)
................... 8,237 194,723
C3.ai, Inc. , Class A
(a) (b)
................. 12,161 102,396
Cipher Digital, Inc.
(a)
................... 3,835 49,356
Cleanspark, Inc.
(a) (b)
................... 7,904 67,263
Clearwater Analytics Holdings, Inc. , Class A
(a)
.. 5,964 141,049
Dolby Laboratories, Inc. , Class A .......... 1,431 85,946
D-Wave Quantum, Inc.
(a)
................ 3,367 48,586
Dynatrace, Inc.
(a)
..................... 5,517 204,019
Elastic NV
(a)
........................ 3,565 178,214
Freshworks, Inc. , Class A
(a)
.............. 2,087 16,759
Guidewire Software, Inc.
(a)
............... 3,502 523,759
InterDigital, Inc. ...................... 361 109,022
Manhattan Associates, Inc.
(a)
............. 3,646 485,355
Netskope, Inc. , Class A
(a)
................ 12,231 103,841
Nutanix, Inc. , Class A
(a)
................. 2,152 81,797
Ooma, Inc.
(a)
........................ 27,441 399,267
Pagaya Technologies Ltd. , Class A
(a)
........ 3,890 45,318
Pegasystems, Inc. .................... 435 18,514
Porch Group, Inc.
(a)
................... 3,688 26,443
Progress Software Corp.
(a)
............... 1,827 46,863
Q2 Holdings, Inc.
(a)
.................... 1,886 89,208
Qualys, Inc.
(a)
....................... 1,993 175,085
RingCentral, Inc. , Class A ............... 5,134 190,933
Riot Platforms, Inc.
(a)
.................. 4,506 55,694
Rubrik, Inc. , Class A
(a)
.................. 3,382 165,617
SentinelOne, Inc. , Class A
(a)
.............. 1,639 21,110
SoundHound AI, Inc. , Class A
(a)
........... 3,629 24,931
SoundThinking, Inc.
(a)
.................. 2,698 17,861
Sprout Social, Inc. , Class A
(a)
............. 2,018 11,503
Tenable Holdings, Inc.
(a)
................ 8,191 138,551
Terawulf, Inc.
(a)
...................... 3,343 48,239
Unity Software, Inc.
(a)
.................. 5,734 125,804
Workiva, Inc. , Class A
(a)
................. 491 29,278
Zeta Global Holdings Corp. , Class A
(a)
....... 9,277 147,690
4,977,356
Specialized REITs — 0.7%
CubeSmart ......................... 23,779 871,500
EPR Properties ...................... 5,008 250,200
Safehold, Inc. ....................... 946 12,799
1,134,499
Security
Shares
Shares Value
Specialty Retail — 2.2%
Abercrombie & Fitch Co. , Class A
(a)
......... 1,920 $ 175,430
American Eagle Outfitters, Inc. ............ 7,193 120,123
AutoNation, Inc.
(a)
..................... 540 105,440
Boot Barn Holdings, Inc.
(a)
............... 1,452 212,515
EVgo, Inc. , Class A
(a)
.................. 4,841 8,327
Five Below, Inc.
(a)
..................... 1,539 351,631
Gap, Inc. (The) ...................... 9,578 231,788
Group 1 Automotive, Inc. ................ 1,157 382,539
Lithia Motors, Inc. , Class A
(b)
............. 1,642 410,040
Murphy USA, Inc. .................... 471 232,660
Penske Automotive Group, Inc.
(b)
.......... 2,792 417,460
RealReal, Inc. (The)
(a)
.................. 3,058 27,767
Revolve Group, Inc. , Class A
(a)
............ 1,217 27,516
Signet Jewelers Ltd. ................... 157 13,288
Sonic Automotive, Inc. , Class A ........... 1,224 83,930
ThredUp, Inc. , Class A
(a)
................ 2,887 9,469
Urban Outfitters, Inc.
(a)
................. 3,997 253,210
Victoria's Secret & Co.
(a)
................ 3,095 143,484
Wayfair, Inc. , Class A
(a)
................. 2,695 202,691
3,409,308
Technology Hardware, Storage & Peripherals — 1.9%
(a)
Everpure, Inc. , Class A ................. 12,233 722,236
IonQ, Inc.
(b)
......................... 4,101 118,232
Sandisk Corp. ....................... 3,161 2,008,310
2,848,778
Textiles, Apparel & Luxury Goods — 1.0%
G-III Apparel Group Ltd. ................ 5,752 159,331
Levi Strauss & Co. , Class A .............. 3,919 72,462
Ralph Lauren Corp. , Class A ............. 2,071 712,403
Tapestry, Inc.
(b)
...................... 4,307 607,761
1,551,957
Trading Companies & Distributors — 2.0%
Air Lease Corp. , Class A ................ 3,827 248,525
Applied Industrial Technologies, Inc. ........ 2,125 563,805
BlueLinx Holdings, Inc.
(a)
................ 1,072 58,081
Boise Cascade Co. ................... 6,000 455,100
DNOW, Inc.
(a) (b)
...................... 17,019 202,696
GATX Corp. ........................ 940 160,496
Global Industrial Co. ................... 1,191 37,540
Herc Holdings, Inc. .................... 519 51,667
McGrath RentCorp .................... 548 60,433
QXO, Inc.
(a) (b)
........................ 7,614 147,864
Rush Enterprises, Inc. , Class A ........... 2,609 172,481
SiteOne Landscape Supply, Inc.
(a)
.......... 873 116,205
Watsco, Inc. ........................ 467 169,890
WESCO International, Inc. ............... 2,082 569,677
Xometry, Inc. , Class A
(a)
................ 1,279 52,234
3,066,694
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA .......... 1,041 78,013
Total Common Stocks — 99 .0%
(Cost: $ 138,145,434 ) .............................. 150,318,822
Rights
Biotechnology — 0.0%
Blueprint Medicines Corp., CVR
(a) (c)
........ 2,654 2,574

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
..... 10,196 $ 5,404
Total Rights — 0.0%
(Cost: $ 6,625 ) .................................. 7,978
Total Long-Term Investments — 99.0%
(Cost: $ 138,152,059 ) .............................. 150,326,800
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.77%
(f)
................... 15,006,617 $ 15,009,619
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 3.55% ..................... 1,264,868 1,264,868
Total Short-Term Securities — 10 .7%
(Cost: $ 16,275,018 ) ............................... 16,274,487
Total Investments — 109 .7%
(Cost: $ 154,427,077 ) .............................. 166,601,287
Liabilities in Excess of Other Assets — (9.7) % ............. (14,720,309)
Net Assets — 100.0% ...............................
$ 151,880,978
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/26
Shares
Held at
03/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 8,049,916 $ 6,963,008
(a)
$ — $ (2,774) $ (531) $ 15,009,619 15,006,617 $ 7,475
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,881,375 — (616,507)
(a)
— — 1,264,868 1,264,868 12,935 —
$ (2,774) $ (531) $ 16,274,487 $ 20,410 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2026
BlackRock Advantage SMID Cap V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 14 06/18/26 $ 1,759 $ (8,611)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 150,318,822 $ — $ — $ 150,318,822
Rights ................................................ — — 7,978 7,978
Short-Term Securities
Money Market Funds ...................................... 16,274,487 — — 16,274,487
$ 166,593,309 $ — $ 7,978 $ 166,601,287
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (8,611) $ — $ — $ (8,611)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust